Short-Term and Long-Term Debts	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Short-Term and Long-Term Debts
10.	SHORT-TERM AND LONG-TERM DEBTS

Short-term debts consist of the following:

			As of December 31,
Name	Fixed annual rate (%)	Term	2017	2018
			RMB	RMB	US$
Short-term borrowings	4.785%-7.2%	1-12 months	—	660,000,000	95,993,020

Long-term debts consist of the following:

			As of December 31,
Name	Fixed annual rate (%)	Term	2017	2018
			RMB	RMB	US$
Long-term borrowings	8%	36 months	—	19,202,803	2,792,932
Securitization debt payables (i),(ii)	8%-16%	24-27 months	125,000,000	146,702,116	21,336,938
Factoring and subleasing debt payables (ii)	7.5%-8.4%	15-36 months	—	128,068,458	18,626,785
Co-financing debt payables (iii)	6.60%	24-36 months	—	596,014,014	86,686,643
Trust borrowings	4.75%	36 months	50,000,000	50,000,000	7,272,197

			175,000,000	939,987,391	136,715,495

(i)

In December 2017, the Company entered into a securitization agreement with Minmetals International Trust Co., Ltd (“Wukuang Trust”). The Company transferred its cost method equity investments of RMB141,534,200 to Wukuang Trust, which issued RMB70,000,000 of debt securities at an annual interest rate of 11.00% due in July 2019, and RMB55,000,000 of debt securities at an annual interest rate of 16.00% due in September 2019. As of December 31, 2017 and 2018, the balance under the securitization agreement with Wukuang Trust is RMB 125,000,000.

(ii)

In the ordinary course of business, the Company transfers finance leases to certain Funding Partners. However, in accordance with ASC 860 Transfers and Servicing the finance leases (“ASC 860”) are not derecognized upon transfer as they are not legally isolated. Hence, the Company continues to report the transferred finance leases in the consolidated balance sheets and accounts for the proceeds from the transfer as a secured borrowing with pledge of collateral. As of December 31, 2017 and 2018, balance of securitization debt payables amounting to RMB nil and RMB 21,702,116 (US$ 3,156,442) are derived from such finance lease transfer. As of December 31,2017 and 2018, balance of factoring and subleasing debt payables amounting to RMB nil and RMB 128,068,458 (US$ 18,626,785) respectively.

(iii)	The Company provides consumer loans to borrowers through commercial banks. The Company is required to make scheduled payments to the commercial banks regardless of borrower repayments.

Financing lease receivables amounting to nil and RMB480,683,279 (US$69,912,483) were collateralized for the Company’s short-term and long-term debts, as of December 31, 2017 and December 31, 2018, respectively.

The weighted average interest rate for the outstanding debts was approximately 10.79% and 6.88% as of December 31, 2017 and 2018.

The following table sets forth the contractual obligations of long-term debts—non-current which has not included impact of discount of time value as of December 31, 2017 and 2018:

	Payment due by period
	Less than 1 year	1 – 2 years	2 -3 years	Total
As of December 31, 2017 (RMB) Long-term debts	18,875,000	187,730,068	—	206,605,068
As of December 31, 2018 (RMB) Long-term debts	39,836,860	390,350,385	103,217,828	533,405,073
As of December 31, 2018 (US$) Long-term debts	5,794,031	56,774,109	15,012,410	77,580,550

As of December 31, 2017 and 2018, long-term investments amounting to RMB141,534,200 and RMB141,534,200 (US$20,585,296) were collateralized for the Company’s long-term debts, respectively.